Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	STONE RIDGE TRUST
Prospectus Date	rr_ProspectusDate	Jun. 03, 2020
Document Creation Date	dei_DocumentCreationDate	Jun. 30, 2020